CrossingBridge Ultra-Short Duration ETF
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 12.6%	Par		Value
Administrative and Support and Waste Management and Remediation Services - 2.2%
Concentrix Corp., 6.65%, 08/02/2026	$ 250,000		$ 249,929

Manufacturing - 6.1%
Bacardi Ltd., 2.75%, 07/15/2026 (a)	250,000		249,829
Crown Americas LLC, 4.25%, 09/30/2026	200,000		200,057
Mattel, Inc., 5.88%, 12/15/2027 (a)	250,000		250,101
			699,987

Professional, Scientific, and Technical Services - 2.1%
Oracle Corp., 2.65%, 07/15/2026	250,000		249,824

Retail Trade - 2.2%
Dillard's, Inc., 7.75%, 07/15/2026	250,000		250,300
TOTAL CORPORATE BONDS (Cost $1,449,866)			1,450,040

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 11.9%	Shares		Value
Black Hawk Acquisition Corp. - Class A (b)	3,024		35,593
Flag Ship Acquisition Corp. (b)	44,906		495,762
Quetta Acquisition Corp. (b)	72,661		830,515
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $1,286,127)			1,361,870

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 12.0%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	687,962		687,962
First American Treasury Obligations Fund - Class X, 3.58% (c)	687,962		687,962
TOTAL MONEY MARKET FUNDS (Cost $1,375,924)			1,375,924

COMMERCIAL PAPER - 2.1%	Par		Value
Communications - 2.1%
TELUS Corp., 4.51%, 10/13/2026 (a)(d)	250,000		246,759
TOTAL COMMERCIAL PAPER (Cost $246,837)			246,759

TOTAL INVESTMENTS - 38.6% (Cost $4,358,754)			4,434,593
Other Assets in Excess of Liabilities - 61.4%		0.61358	7,041,605
TOTAL NET ASSETS - 100.0%			$ 11,476,198

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $746,689 or 6.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	The rate shown is the annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

CrossingBridge Ultra-Short Duration ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 1,450,040	$ –	$ 1,450,040
Special Purpose Acquisition Companies (SPACs)	1,361,870	–	–	1,361,870
Money Market Funds	1,375,924	–	–	1,375,924
Commercial Paper	–	246,759	–	246,759
Total Investments	$ 2,737,794	$ 1,696,799	$ –	$ 4,434,593

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Ultra-Short Duration ETF	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2025	$756,041
Purchases	—
Sales	(759,789)
Realized gains	13,390
Realized losses	—
Accretion of discount/(amortization of premium)	—
Change in unrealized appreciation/(depreciation)	(9,642)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending Balance - June 30, 2026	$—

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2026, includes the following:
Special Purpose Acquisition Companies
$—